Performance B.2. Expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cost of sales:
Direct costs of services sold		$ (941)		$ (841)		$ (748)
Cost of telephone, equipment and other accessories		(441)		(270)		(207)
Bad debt and obsolescence costs		(124)		(86)		(106)
Cost of sales		(1,506)	[1]	(1,197)	[2]	(1,060)	[2]
Operating expenses, net
Marketing expenses		(570)		(450)		(349)
Site and network maintenance costs		(310)		(233)		(214)
Employee related costs		(494)		(474)		(453)
External and other services		(251)		(164)		(163)
Other operating expenses		(266)		(224)		(204)
Operating expenses, net		(1,890)	[1]	(1,546)	[2]	(1,383)	[2]
Other operating income (expenses), net:
Impairment of intangible assets and property, plant and equipment		(7)		(6)		0
Gain (loss) on disposals of intangible assets and property, plant and equipment		1		5		0
Impairment of AirtelTigo's receivable		0		0		(45)
Reverse earn-out in respect of Zantel's acquisition		2		11		0
Gain (loss) on disposal of equity investments		0		(15)		25
Other income (expenses)		2		10		9
Other operating income (expenses), net		$ (2)	[1]	5	[2]	$ (12)	[2]
Paraguay
Other operating income (expenses), net:
Amount presented in other comprehensive income realised at derecognition of financial liability				4
Ghana
Other operating income (expenses), net:
Other reversals of provisions				$ 4
Zantel
Other operating income (expenses), net:
Proceeds from earn-out income settlement	$ 11

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)